Pension Plans (Details) - Schedule of cash flow for post-employment benefits - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
a) Fair value of plan assets
Opening balance	$ 7,195	$ 6,804	$ 7,919
Expected yield of insurance contracts	385	333	353
Employer contributions	870	859	836
Actuarial (gain) losses
Premiums paid
Benefits paid	(226)	(801)	(2,304)
Fair value of plan assets at year end	8,224	7,195	6,804
b) Present value of obligations
Present value of obligations opening balance	(6,525)	(5,958)	(6,998)
Net incorporation of Group companies
Service cost	(1,026)	(567)	(1,069)
Interest cost
Curtailment/settlement effect
Benefits paid
Past service cost
Actuarial (gain) losses
Other			2,109
Present value of obligations at year end	(7,551)	(6,525)	(5,958)
Net balance at year end	$ 673	$ 670	$ 846